Investment Objectives and Goals - Global X Funds - Global X U.S. Natural Gas ETF	Oct. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. Natural Gas ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X U.S. Natural Gas ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Natural Gas Index (the "Underlying Index").